Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2025
Electric Vehicles [Member]
IfrsStatementLineItems [Line Items]
Amortization useful life	8 years
Self Driving Vehicles [Member]
IfrsStatementLineItems [Line Items]
Amortization useful life	5 years
Equipment Tools Fixtures And Fittings [Member]
IfrsStatementLineItems [Line Items]
Amortization useful life	5 years
Charging Equipment [Member]
IfrsStatementLineItems [Line Items]
Amortization useful life	5 years
I T Equipment [Member]
IfrsStatementLineItems [Line Items]
Amortization useful life	3 years